Goodwill and intangible assets	12 Months Ended
Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets
9.	Goodwill and intangible assets

Intangible assets acquired during the fiscal year ended March 31, 2015 totaled 96,938 million yen, of which 96,934 million yen is subject to amortization and are comprised of the following:

	Intangible assets acquired during the fiscal year	Weighted-average amortization period
	Yen in millions	Years
Patent rights, know-how and license agreements	14,815	6
Software to be sold, leased or otherwise marketed	18,478	3
Internal-use software	48,217	5
Television carriage contracts (broadcasting agreements)	8,368	20
Other	7,056	9

In the fiscal year ended March 31, 2015, additions to internal-use software primarily related to the capitalization of new software across several business platforms.

Intangible assets subject to amortization are comprised of the following:

	Yen in millions
	March 31, 2014		March 31, 2015
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Patent rights, know-how and license agreements	285,563	(151,089)	304,686	(190,151)
Customer relationships	28,573	(4,523)	29,401	(6,677)
Trademarks	31,697	(9,996)	31,903	(13,054)
Software to be sold, leased or otherwise marketed	127,359	(91,904)	114,333	(84,640)
Internal-use software	457,453	(289,561)	451,738	(295,854)
Music catalogs	200,475	(72,883)	225,623	(88,816)
Artist contracts	30,778	(23,681)	32,387	(27,174)
Television carriage contracts (broadcasting agreements)	45,158	(7,496)	60,036	(11,272)
Other	95,285	(67,036)	68,897	(52,067)

Total	1,302,341	(718,169)	1,319,004	(769,705)

Certain PC software titles in the G&NS segment were written down to net realizable value in the fiscal year ended March 31, 2014. The impairment charge of 6,165 million yen was recorded in cost of sales in the consolidated statements of income.

The aggregate amortization expense for intangible assets for the fiscal years ended March 31, 2013, 2014 and 2015 was 122,787 million yen, 135,664 million yen and 132,228 million yen, respectively. The estimated aggregate amortization expense for intangible assets for the next five fiscal years is as follows:

Fiscal year ending March 31	Yen in millions
2016	103,311
2017	88,821
2018	66,922
2019	43,275
2020	31,220

Total carrying amount of intangible assets having an indefinite life are comprised of the following:

	Yen in millions
	March 31
	2014	2015
Trademarks	69,126	70,938
Distribution agreements	19,143	18,834
Other	3,222	3,290

Total	91,491	93,062

The changes in the carrying amount of goodwill by segment for the fiscal years ended March 31, 2014 and 2015 are as follows:

	Yen in millions
	Mobile Communications	Game & Network Services	Imaging Products & Solutions	Home Entertainment & Sound	Devices	Pictures	Music	Financial Services	All Other	Total
Balance, March 31, 2013:
Goodwill — gross	153,569	147,531	6,075	5,320	37,269	160,857	113,956	3,020	32,310	659,907
Accumulated impairments	—	—	(300)	(5,320)	—	—	(306)	(706)	(10,032)	(16,664)

Goodwill	153,569	147,531	5,775	—	37,269	160,857	113,650	2,314	22,278	643,243

Increase (decrease) due to:
Acquisitions	—	—	—	—	—	10,205	38	—	—	10,243
Sales and dispositions*1	—	—	(9)	—	—	(903)	—	—	(5,292)	(6,204)
Impairments*2	—	—	—	—	—	—	—	—	(13,264)	(13,264)
Translation adjustments	26,610	3,041	205	—	131	17,148	9,245	—	1,323	57,703
Other*4	—	—	216	—	—	—	(153)	—	19	82

Balance, March 31, 2014:
Goodwill — gross	180,179	150,572	6,487	5,320	37,400	187,307	123,086	3,020	28,360	721,731
Accumulated impairments	—	—	(300)	(5,320)	—	—	(306)	(706)	(23,296)	(29,928)

Goodwill	180,179	150,572	6,187	—	37,400	187,307	122,780	2,314	5,064	691,803

Increase (decrease) due to:
Acquisitions*3	—	—	—	—	—	12,626	—	—	—	12,626
Sales and dispositions	—	(617)	—	—	—	(54)	(4)	—	—	(675)
Impairments	(176,045)	—	—	—	—	—	—	—	(1,090)	(177,135)
Translation adjustments	(4,134)	4,444	(128)	—	362	24,357	9,593	—	151	34,645
Other*4	—	—	—	—	—	3	—	—	(12)	(9)

Balance, March 31, 2015:
Goodwill — gross	176,045	154,399	6,359	5,320	37,762	224,239	132,675	3,020	28,499	768,318
Accumulated impairments	(176,045)	—	(300)	(5,320)	—	—	(306)	(706)	(24,386)	(207,063)

Goodwill	—	154,399	6,059	—	37,762	224,239	132,369	2,314	4,113	561,255

*1	Sales and dispositions in All Other for the fiscal year ended March 31, 2014 substantially all relate to the sale of Gracenote, Inc. Refer to Note 25.

*2	For the fiscal year ended March 31, 2014, the impairment loss recorded in All Other relates to the disc manufacturing business. Refer to Note 13.

*3	Acquisitions in the Pictures segment for the fiscal year ended March 31, 2015 mainly relate to the CSC Media Group Ltd. (“CSC Media Group”) acquisition. Refer to Note 24.

*4	Other primarily consists of purchase price adjustments for prior years and amounts reclassified as held for sale.

Impairment of goodwill related to mobile communications business -

During the fiscal year ended March 31, 2015, Sony recorded an impairment charge of 176,045 million yen in the MC segment. The goodwill impairment reflects a revision in the strategy for the MC business to concentrate on its premium lineup and reduce the number of models in the mid-range lineup as well as concentrating on certain selected markets due to continued increasingly competitive markets in various geographical areas, primarily resulting from rapid growth by Chinese smartphone competitors. The impairment charge is included in other operating (income) expenses, net in the consolidated statements of income, and is recorded entirely within the MC segment. Refer to Note 13.

In conjunction with Sony’s review for goodwill impairment, Sony also assessed whether the carrying amount of any of the tangible or definite-lived intangible assets of the MC segment was recoverable. As a result of the assessment, Sony determined that there were no tangible or definite-lived intangible assets within the MC segment that were impaired.